Note 27 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about derivative financial instruments [text block]
Derivative instrument assets	2021	2020
Current
Foreign exchange contracts	$7,708	$13,780
Fuel contracts	3,369	4,910
Royal Gold deliverables(1)	—	1,468
Copper contracts	693	—
	$11,770	$20,158
Non-current
Foreign exchange contracts	550	5,593
Fuel contracts	852	2,746
Copper contracts	1,058	—
	2,460	8,339
Total derivative instrument assets	$14,230	$28,497
Derivative instrument liabilities
Current
Foreign exchange contracts	$22	$—
Fuel contracts	—	401
Royal Gold deliverables(1)	—	57
Copper contracts	2,937	9,079
	$2,959	$9,537
Non-current
Foreign exchange contracts	984	—
Fuel contracts	6	1,381
Copper contracts	—	1,760
	990	3,141
Total derivative instrument liabilities	$3,949	$12,678

Disclosure of detailed information about hedges [text block]
	Average Strike Price
Instrument	Unit	2022	2023	2024	Type	Total Position
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$62/$68	$73/$78	N/A	Fixed	58,600
ULSD swap contracts	Barrels	$62	$79	$82	Fixed	121,100
Foreign exchange contracts
US$/C$ zero cost-collars	CAD	$1.29/$1.36	$1.24/$1.29	$1.25/$1.33	Fixed	400,000,000
US$/C$ forward contracts	CAD	$1.29	$1.26	$1.29	Fixed	264,000,000
Copper contracts
Copper zero-cost collar contracts	Pounds	$3.66/$4.84	$4.00/$4.89	N/A	Fixed	57,100,000

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
	2021	2020
Fair value movement of derivative financial instruments	$7,283	$14,377
Reclassified to net earnings from continuing operations	(29,410)	2,906
Reclassified to net (loss) earnings from discontinued operations	17,325	(5,770)
(Loss) income included in OCI(1)	$(4,802)	$11,513

Disclosure of derivative financial instruments [text block]
Instrument	Unit	Type	Total Position
Royal Gold deliverables
Gold forward contracts	Ounces	Float	16,410
Copper forward contracts	Pounds	Float	1,748,000

Sensitivity analysis for types of market risk [text block]
	Fair value December 31, 2021	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$589	$4,359	$(3,181)
Copper contracts	$(1,776)	$(16,275)	$10,550
Fuel contracts	$4,215	$5,874	$2,563
Foreign exchange contracts	$7,252	$61,824	$(33,169)

Disclosure of fair value of financial instruments [text block]
December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced receivables	$—	$28,068	$—	$28,068
Marketable securities	2,171	—	—	2,171
Derivative financial instruments	—	14,230	—	14,230
	$2,171	$42,298	$—	$44,469
Financial liabilities
Derivative financial instruments	$—	$3,949	$—	$3,949
Share-based compensation liability	11,444	—	—	11,444
	$11,444	$3,949	$—	$15,393
December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced receivables	$—	$12,415	$—	$12,415
Marketable securities	3,845	—	—	3,845
Derivative financial instruments	—	28,497	—	28,497
	$3,845	$40,912	$—	$44,757
Financial liabilities
Derivative financial instruments	$—	$12,679	$—	$12,679
Share-based compensation liability	28,184	—	—	28,184
	$28,184	$12,679	$—	$40,863